Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	0.00%
Borrowings	₩ 8,437,703	₩ 7,316,298
The 1st CB(Private) Jun. 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,442	5,623
Redemption premium		2,267
Bond discount issuance		(4,644)
The 1st CB(Private) Jun. 5, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,442
Redemption premium	2,267
Bond discount issuance	(3,825)
The 1st CB(Private) Jun. 5, 2020 [member] | The 1st CB(Private) Jun. 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 8,000	₩ 8,000